OTHER OPERATING INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Other operating income	$ (111,242)	$ (89,372)	$ (113,038)
Other operating income	17,143	10,538	5,574
Total	$ 17,143	$ 10,538	$ 5,574